Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Jul. 22, 2021	Jul. 21, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020
Consolidated Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	200,000,000		200,000,000	20,000,000
Common stock, shares, issued	557,780,383			20,517,703
Common stock, shares, outstanding	557,780,383			20,517,703